NATURE OF OPERATIONS (Details Textual) - Type of Fresh-Start Adjustment [Domain] - Equity Component [Domain] - USD ($)		1 Months Ended		9 Months Ended	12 Months Ended
	May. 01, 2012	May. 31, 2014	Sep. 15, 2013	Apr. 30, 2015	Jul. 31, 2014	Jul. 25, 2014	May. 30, 2014	Sep. 23, 2013	Jul. 31, 2013	May. 15, 2012
Significant Accounting Policies [Line Items]
Shares issued				598,042,000	598,042,000				8,000,000
Shares Purchased Value										$ 235,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	$ 10
Common Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001				$ 0.001
Equity Method Investment Ownership Percentage							100.00%
Percentage of Common Stock Issued and Outstanding		100.00%		45.70%	45.70%
Lucksky Hong Kong Shares Limited [Member]
Significant Accounting Policies [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					250,000,000
Stock Issued During Period, Shares, New Issues			250,000,000		150,000,000
Common Stock, Par or Stated Value Per Share								$ 0.001
Luck Sky International Investment Holding Limited [Member]
Significant Accounting Policies [Line Items]
Ownership Percentage										90.00%
Shares issued										7,200,000
Shares Purchased Value										$ 235,000
Mr. Zhou Jian [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment Ownership Percentage						97.00%
Stock Issued During Period, Shares, Acquisitions				264,850,740
Mr. Zhou Jian [Member] | Sanhe City Lucksky Electrical Engineering Co [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment Ownership Percentage						97.00%
Stock Issued During Period, Shares, Acquisitions					264,850,740
Mr. Zhou Deng Rong [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment Ownership Percentage						3.00%
Stock Issued During Period, Shares, Acquisitions				8,191,260
Mr. Zhou Deng Rong [Member] | Sanhe City Lucksky Electrical Engineering Co [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment Ownership Percentage						3.00%
Stock Issued During Period, Shares, Acquisitions					8,191,260